Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 05, 2016	Sep. 30, 2016	Aug. 26, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000		50,000,000		50,000,000
Preferred stock, shares issued	0	0				1,160,000
Preferred stock, shares outstanding	0	0				1,160,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	40,000,000	200,000,000	40,000,000	300,000,000
Common stock, shares issued	12,335,293	9,714,186		9,672,723		2,887,428
Common stock, shares outstanding	12,335,293	9,714,186		9,672,723		2,887,428